Federated Hermes Managed Volatility Fund II
Portfolio of Investments
March 31, 2022 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—41.3%
		Communication Services—2.9%
1,241		Activision Blizzard, Inc.	$ 99,416
302	[1]	Alphabet, Inc., Class A	839,968
204	[1]	Alphabet, Inc., Class C	569,770
3,827	[1]	Altice USA, Inc.	47,761
19,183		AT&T, Inc.	453,294
23	[1]	Charter Communications, Inc.	12,547
10,988		Comcast Corp., Class A	514,458
1,755		Electronic Arts, Inc.	222,025
12,244		Interpublic Group of Cos., Inc.	434,050
1,985	[1]	Liberty Broadband Corp.	260,154
954	[1]	Live Nation Entertainment, Inc.	112,229
30,230		Lumen Technologies, Inc.	340,692
929	[1]	T-Mobile USA, Inc.	119,237
18,067		Verizon Communications, Inc.	920,333
6,985		Walt Disney Co.	958,063
		TOTAL	5,903,997
		Consumer Discretionary—2.2%
2,849	[1]	Aptiv PLC	341,054
80	[1]	AutoZone, Inc.	163,566
221	[1]	Bright Horizons Family Solutions, Inc.	29,325
936		Domino’s Pizza, Inc.	380,961
794	[1]	DoorDash, Inc.	93,049
20,063		Ford Motor Co.	339,265
1,483		Genuine Parts Co.	186,888
46		Hasbro, Inc.	3,768
2,396		Kohl’s Corp.	144,862
293		Lear Corp.	41,779
2,218		LKQ Corp.	100,719
2,675		McDonald’s Corp.	661,474
19	[1]	Mohawk Industries, Inc.	2,360
284	[1]	O’Reilly Automotive, Inc.	194,529
2,053		Ralph Lauren Corp.	232,892
165	[1]	Rivian Automotive, Inc.	8,290
50,000	[1]	Solo Brands, Inc.	426,500
9,358		Tapestry, Inc.	347,650
1,631		Target Corp.	346,131
386	[1]	Terminix Global Holdings, Inc.	17,613
1,803		Toll Brothers, Inc.	84,777
95		Wyndham Hotels & Resorts, Inc.	8,046
2,259		Yum! Brands, Inc.	267,759
		TOTAL	4,423,257
		Consumer Staples—3.1%
7,482		Altria Group, Inc.	390,934
3,946		Archer-Daniels-Midland Co.	356,166

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
205		Clorox Co.	$ 28,501
528		Costco Wholesale Corp.	304,049
1,297	[1]	Coty, Inc. - CL A	11,660
1,955		Hershey Foods Corp.	423,512
8,069		Kroger Co.	462,918
5,436		Mondelez International, Inc.	341,272
2,288		PepsiCo, Inc.	382,965
5,172		Philip Morris International, Inc.	485,858
11,876		Procter & Gamble Co.	1,814,653
9,599		The Coca-Cola Co.	595,138
741		Tyson Foods, Inc., Class A	66,416
687		Walgreens Boots Alliance, Inc.	30,757
3,639		WalMart, Inc.	541,920
		TOTAL	6,236,719
		Energy—2.9%
11,509		APA Corp.	475,667
5,257		Chevron Corp.	855,997
8,511		ConocoPhillips	851,100
514		Diamondback Energy, Inc.	70,459
15,824		Exxon Mobil Corp.	1,306,904
2,704		Hess Corp.	289,436
13,449		Kinder Morgan, Inc.	254,321
19,293		Marathon Oil Corp.	484,447
7,452		Occidental Petroleum Corp.	422,827
2,169		ONEOK, Inc.	153,196
4,326		Schlumberger Ltd.	178,707
6,357		Targa Resources, Inc.	479,763
		TOTAL	5,822,824
		Financials—8.5%
751		Affiliated Managers Group	105,853
33,802		AGNC Investment Corp.	442,806
2,367		Allstate Corp.	327,853
5,417		Ally Financial, Inc.	235,531
1,137		American Financial Group, Inc.	165,570
582		American International Group, Inc.	36,532
932		Ameriprise Financial, Inc.	279,935
8,611		Annaly Capital Management, Inc.	60,621
1,394	[1]	Arch Capital Group Ltd.	67,497
4,225		Axis Capital Holdings Ltd.	255,486
21,574		Bank of America Corp.	889,280
8,730		Bank of New York Mellon Corp.	433,270
6,306	[1]	Berkshire Hathaway, Inc., Class B	2,225,450
412		BlackRock, Inc.	314,838
919	[1]	Brighthouse Financial, Inc.	47,476
573		Capital One Financial Corp.	75,229
1,509		Charles Schwab Corp.	127,224
3,649		Chubb Ltd.	780,521
14,139		Citigroup, Inc.	755,023
1,410		CME Group, Inc.	335,383

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
14,422		Equitable Holdings, Inc.	$ 445,784
1,632		Goldman Sachs Group, Inc.	538,723
759		Intercontinental Exchange, Inc.	100,279
3,968		Janus Henderson Group PLC	138,959
10,671		Jefferies Financial Group, Inc.	350,542
14,637		JPMorgan Chase & Co.	1,995,316
10,049		KeyCorp	224,897
2,697		Loews Corp.	174,820
8,679		MetLife, Inc.	609,960
8,220		MGIC Investment Corp.	111,381
1,409		Morgan Stanley	123,147
7,017		OneMain Holdings, Inc.	332,676
4,766		Popular, Inc.	389,573
1,429		Progressive Corp., OH	162,892
1,165		Prudential Financial, Inc.	137,668
21,900		Regions Financial Corp.	487,494
23,886		SLM Corp.	438,547
2,426		State Street Corp.	211,353
1,428		Synchrony Financial	49,709
4,868		The Hartford Financial Services Group, Inc.	349,571
2,178		The Travelers Cos., Inc.	397,986
8,460		Truist Financial Corp.	479,682
3,069		U.S. Bancorp	163,117
8,623		Wells Fargo & Co.	417,871
5,018		Western Alliance Bancorp	415,591
448		Zions Bancorporation, N.A.	29,371
		TOTAL	17,238,287
		Health Care—7.4%
5,157		Abbott Laboratories	610,383
1,258		Agilent Technologies, Inc.	166,471
378		AmerisourceBergen Corp.	58,480
1,849		Anthem, Inc.	908,266
690	[1]	Biogen, Inc.	145,314
916	[1]	Boston Scientific Corp.	40,570
14,402		Bristol-Myers Squibb Co.	1,051,778
2,519	[1]	Centene Corp.	212,075
5,583		Cerner Corp.	522,345
125		CIGNA Corp.	29,951
3,081		CVS Health Corp.	311,828
2,321		Danaher Corp.	680,819
321		Dentsply Sirona, Inc.	15,800
248		Eli Lilly & Co.	71,020
11,119		Gilead Sciences, Inc.	661,025
6,301	[1]	Hologic, Inc.	484,043
2,021	[1]	IQVIA Holdings, Inc.	467,275
11,033		Johnson & Johnson	1,955,379
1,425	[1]	Laboratory Corp. of America Holdings	375,716
1,873		McKesson Corp.	573,381
2,241		Medtronic PLC	248,639

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
9,927		Merck & Co., Inc.	$ 814,510
919	[1]	Mirati Therapeutics, Inc.	75,560
1,421	[1]	Molina Healthcare, Inc.	474,031
1,689		Organon & Co.	58,997
18,307		Pfizer, Inc.	947,753
6,001		Premier, Inc.	213,576
3,011		Quest Diagnostics, Inc.	412,085
287	[1]	Tandem Diabetes Care, Inc.	33,375
995		Thermo Fisher Scientific, Inc.	587,697
2,682		UnitedHealth Group, Inc.	1,367,740
1,032	[1]	Vertex Pharmaceuticals, Inc.	269,321
103	[1]	Waters Corp.	31,970
224		Zoetis, Inc.	42,244
		TOTAL	14,919,417
		Industrials—4.5%
2,890		3M Co.	430,263
533		Acuity Brands, Inc.	100,897
15,128		ADT, Inc.	114,822
3,006		AECOM	230,891
2,185	[1]	Alaska Air Group, Inc.	126,752
530	[1]	Boeing Co.	101,495
355		Caterpillar, Inc.	79,101
3,483		CSX Corp.	130,438
124		Curtiss Wright Corp.	18,620
250		Dover Corp.	39,225
1,383		Eaton Corp. PLC	209,884
471		Emerson Electric Co.	46,182
205		Equifax, Inc.	48,606
520		FedEx Corp.	120,323
2,584		General Dynamics Corp.	623,209
859		General Electric Co.	78,598
3,853		Honeywell International, Inc.	749,717
347		Huntington Ingalls Industries, Inc.	69,206
1,765		Ingersoll-Rand, Inc.	88,868
25,167	[1]	Jet Blue Airways Corp.	376,247
7,151		Johnson Controls International PLC	468,891
2,390		L3Harris Technologies, Inc.	593,843
174		Lockheed Martin Corp.	76,804
1,281		Manpower, Inc.	120,312
53		Masco Corp.	2,703
1,118	[1]	Mastec, Inc.	97,378
2,401		Norfolk Southern Corp.	684,813
365		Northrop Grumman Corp.	163,235
3,851		OshKosh Truck Corp.	387,603
1,876		Otis Worldwide Corp.	144,358
769		Parker-Hannifin Corp.	218,211
2,772		Pentair PLC	150,270
78		Quanta Services, Inc.	10,266
2,668		Raytheon Technologies Corp.	264,319

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
423		Roper Technologies, Inc.	$ 199,753
1,126		Textron, Inc.	83,752
2,270		Toro Co.	194,062
2,530		Trane Technologies PLC	386,331
497	[1]	TuSimple Holdings, Inc.	6,063
629	[1]	United Rentals, Inc.	223,427
5,138	[1]	Virgin Galactic Holdings, Inc.	50,763
4,083		Waste Management, Inc.	647,155
772		Xylem, Inc.	65,821
		TOTAL	9,023,477
		Information Technology—3.9%
1,527		Accenture PLC	514,950
11,557		Cisco Systems, Inc.	644,418
123		Citrix Systems, Inc.	12,411
2,884		Cognizant Technology Solutions Corp.	258,608
7,567		Dell Technologies, Inc.	379,788
2,797		Fidelity National Information Services, Inc.	280,875
996	[1]	Fiserv, Inc.	100,994
25,701		Hewlett Packard Enterprise Co.	429,464
4,290		HP, Inc.	155,727
12,603	[1]	IBEX LTD	200,892
3,842		IBM Corp.	499,537
22,791		Intel Corp.	1,129,522
2,101		Juniper Networks, Inc.	78,073
1,558	[1]	Lumentum Holdings, Inc.	152,061
918	[1]	Manhattan Associates, Inc.	127,336
304		Marvell Technology, Inc.	21,800
6,835		Micron Technology, Inc.	532,378
6,245		NortonLifeLock, Inc.	165,617
1,685		NXP Semiconductors NV	311,860
2,875	[1]	ON Semiconductor Corp.	180,004
1,917		Oracle Corp.	158,593
2,062	[1]	Procore Technologies, Inc.	119,514
4,145	[1]	Pure Storage, Inc.	146,360
2,617	[1]	Salesforce.com, Inc.	555,641
344	[1]	Snowflake, Inc.	78,821
9,195	[1]	StoneCo Ltd.	107,581
582	[1]	Synopsys, Inc.	193,963
536	[1]	Verisign, Inc.	119,239
2,159	[1]	Western Digital Corp.	107,194
		TOTAL	7,763,221
		Materials—1.6%
144		Air Products & Chemicals, Inc.	35,987
643		Alcoa Corp.	57,889
2,109		Avery Dennison Corp.	366,903
6,666	[1]	Axalta Coating Systems Ltd.	163,850
4,647		CF Industries Holdings, Inc.	478,920
655		Corteva, Inc.	37,649
494		Eagle Materials, Inc.	63,410

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Materials—continued
838		Ecolab, Inc.	$ 147,957
12,163		Freeport-McMoRan, Inc.	604,988
5,816		Louisiana-Pacific Corp.	361,290
881		LyondellBasell Industries N.V.	90,584
3,457		Newmont Corp.	274,659
54		Nucor Corp.	8,027
3,363		Olin Corp.	175,818
424		United States Steel Corp.	16,002
8,619		WestRock Co.	405,351
		TOTAL	3,289,284
		Real Estate—2.1%
4,586		Apartment Income REIT Corp.	245,168
5,157	[1]	CBRE Group, Inc.	471,969
5,483		Duke Realty Corp.	318,343
1,973		Extra Space Storage, Inc.	405,649
1,419		First Industrial Realty Trust	87,850
995		Jones Lang LaSalle, Inc.	238,263
5,458		ProLogis, Inc.	881,358
1,251		Public Storage	488,240
169		SBA Communications, Corp.	58,153
8,215		UDR, Inc.	471,294
13,157		Weyerhaeuser Co.	498,650
		TOTAL	4,164,937
		Utilities—2.2%
17,546		AES Corp.	451,459
573		American Water Works Co., Inc.	94,849
4,154		CMS Energy Corp.	290,531
4,007		DTE Energy Co.	529,765
6,914		Duke Energy Corp.	772,017
178		FirstEnergy Corp.	8,163
563		Idacorp, Inc.	64,948
193		National Fuel Gas Co.	13,259
12,268		NextEra Energy, Inc.	1,039,222
18,137		PPL Corp.	517,993
3,785		Public Service Enterprises Group, Inc.	264,950
6,032		Southern Co.	437,380
757		UGI Corp.	27,418
		TOTAL	4,511,954
		TOTAL COMMON STOCKS (IDENTIFIED COST $63,533,387)	83,297,374
		CORPORATE BONDS—17.6%
		Basic Industry - Chemicals—0.1%
$ 75,000		Albemarle Corp., 4.150%, 12/1/2024	76,779
75,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	83,718
100,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	104,795
		TOTAL	265,292
		Basic Industry - Metals & Mining—0.3%
200,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	184,627
56,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	57,071

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Basic Industry - Metals & Mining—continued
$ 75,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	$ 69,365
40,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	33,761
225,000	Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	229,574
50,000	Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	50,737
25,000	Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 4/15/2026	25,536
	TOTAL	650,671
	Capital Goods - Aerospace & Defense—0.6%
250,000	Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	248,656
100,000	Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	96,070
185,000	Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	171,656
75,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	73,129
40,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	34,789
75,000	Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	76,312
75,000	Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	77,447
60,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	59,191
40,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	40,038
150,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	151,991
200,000	Textron Inc., Sr. Unsecd. Note, 3.650%, 3/15/2027	200,774
	TOTAL	1,230,053
	Capital Goods - Building Materials—0.2%
20,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	19,386
35,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	34,605
165,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	162,409
40,000	Carrier Global Corp., Sr. Unsecd. Note, 2.722%, 2/15/2030	37,639
125,000	Carrier Global Corp., Sr. Unsecd. Note, 3.577%, 4/5/2050	114,802
100,000	Masco Corp., Sr. Unsecd. Note, 4.500%, 5/15/2047	103,541
	TOTAL	472,382
	Capital Goods - Construction Machinery—0.3%
200,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	176,326
270,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	271,475
150,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	154,305
	TOTAL	602,106
	Capital Goods - Diversified Manufacturing—0.3%
35,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	33,751
35,000	Honeywell International, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2050	32,414
250,000	Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	250,412
165,000	Valmont Industries, Inc., 5.250%, 10/1/2054	179,954
55,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	58,647
40,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	39,094
70,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	63,681
	TOTAL	657,953
	Capital Goods - Packaging—0.1%
200,000	Packaging Corp., of America, Sr. Unsecd. Note, 3.650%, 9/15/2024	202,724
	Communications - Cable & Satellite—0.3%
100,000	CCO Safari II LLC, 6.484%, 10/23/2045	114,142
50,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.850%, 4/1/2061	40,355
85,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	71,944
225,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	228,502

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Communications - Cable & Satellite—continued
$ 100,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	$ 103,359
100,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	104,066
	TOTAL	662,368
	Communications - Media & Entertainment—0.7%
115,000	Alphabet, Inc., Sr. Unsecd. Note, 1.900%, 8/15/2040	94,034
200,000	British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	203,449
60,000	Fox Corp., Sr. Unsecd. Note, Series WI, 5.576%, 1/25/2049	69,959
200,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	207,522
70,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.400%, 3/1/2031	63,355
165,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.375%, 3/1/2041	147,286
150,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	157,545
35,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.600%, 4/15/2026	35,470
75,000	Paramount Global, Sr. Unsecd. Note, 4.200%, 6/1/2029	75,955
125,000	Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	125,415
40,000	S&P Global, Inc., Sr. Unsecd. Note, 144A, 2.900%, 3/1/2032	38,831
40,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	39,748
45,000	Walt Disney Co., Sr. Unsecd. Note, 3.800%, 5/13/2060	45,528
	TOTAL	1,304,097
	Communications - Telecom Wireless—0.5%
200,000	America Movil S.A.B. de C.V., Sr. Unsecd. Note, 2.875%, 5/7/2030	191,247
85,000	American Tower Corp., 2.950%, 1/15/2051	67,035
100,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	103,484
150,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.250%, 1/15/2051	126,068
40,000	T-Mobile USA, Inc., Sec. Fac. Bond, 4.500%, 4/15/2050	40,609
125,000	T-Mobile USA, Inc., Sr. Sub. Note, 3.000%, 2/15/2041	105,996
125,000	T-Mobile USA, Inc., Sec. Fac. Bond, 3.875%, 4/15/2030	125,658
75,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	77,303
100,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	112,344
	TOTAL	949,744
	Communications - Telecom Wirelines—0.6%
100,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	94,807
125,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	115,414
303,000	AT&T, Inc., Sr. Unsecd. Note, 3.800%, 12/1/2057	277,645
250,000	Deutsche Telekom International Finance BV, Sr. Unsecd. Note, 144A, 3.600%, 1/19/2027	252,725
95,000	Rogers Communications, Inc., Sr. Unsecd. Note, 144A, 4.500%, 3/15/2042	96,441
200,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	215,150
55,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	51,705
100,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	103,116
	TOTAL	1,207,003
	Consumer Cyclical - Automotive—0.6%
150,000	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.350%, 2/22/2023	151,459
150,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	136,689
150,000	General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	161,169
75,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.500%, 6/10/2026	68,634
125,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	113,375
125,000	Nissan Motor Acceptance Company LLC., Sr. Unsecd. Note, 144A, 1.850%, 9/16/2026	112,108
200,000	Stellantis Finance US, Inc., 144A, 1.711%, 1/29/2027	182,616
250,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 1.250%, 11/24/2025	230,728
	TOTAL	1,156,778

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Leisure—0.1%
$ 100,000	Magallanes, Inc., Sr. Unsecd. Note, 144A, 4.279%, 3/15/2032	$ 100,569
100,000	Magallanes, Inc., Sr. Unsecd. Note, 144A, 5.050%, 3/15/2042	102,210
	TOTAL	202,779
	Consumer Cyclical - Retailers—0.5%
95,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	85,711
125,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	124,769
200,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	186,959
35,000	AutoNation, Inc., Sr. Unsecd. Note, 2.400%, 8/1/2031	30,530
100,000	AutoNation, Inc., Sr. Unsecd. Note, 3.850%, 3/1/2032	96,945
35,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	36,550
15,000	AutoZone, Inc., Sr. Unsecd. Note, 3.625%, 4/15/2025	15,174
200,000	CVS Health Corp., Sr. Unsecd. Note, 4.250%, 4/1/2050	208,227
24,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	25,147
40,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	39,707
200,000	Home Depot, Inc., Sr. Unsecd. Note, 3.300%, 4/15/2040	193,328
	TOTAL	1,043,047
	Consumer Cyclical - Services—0.1%
125,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	132,622
100,000	Expedia Group, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/1/2025	106,993
	TOTAL	239,615
	Consumer Non-Cyclical - Food/Beverage—0.8%
40,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/2046	44,550
300,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2050	321,550
150,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	139,410
40,000	Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	35,944
175,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	176,781
200,000	Grupo Bimbo S.A.B. de CV, 144A, 4.875%, 6/27/2044	206,849
220,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 2.300%, 11/1/2030	196,735
175,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	173,493
150,000	Smithfield Foods, Inc., 144A, 2.625%, 9/13/2031	131,976
70,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	63,630
150,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	156,308
	TOTAL	1,647,226
	Consumer Non-Cyclical - Health Care—0.4%
110,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.794%, 5/20/2050	106,976
29,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	31,255
115,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	95,306
135,000	Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	130,287
40,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	38,175
80,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	69,643
65,000	PerkinElmer, Inc., Sr. Unsecd. Note, 1.900%, 9/15/2028	58,883
80,000	PerkinElmer, Inc., Sr. Unsecd. Note, 2.550%, 3/15/2031	73,516
100,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	97,647
10,000	Stryker Corp., Sr. Unsecd. Note, 3.500%, 3/15/2026	10,126
100,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 1.215%, 10/18/2024	96,247
	TOTAL	808,061
	Consumer Non-Cyclical - Pharmaceuticals—0.4%
83,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	86,226
65,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	65,099

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—continued
$ 200,000	Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 3.375%, 10/8/2024	$ 199,846
120,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	108,142
125,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	102,715
40,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.250%, 10/26/2049	43,804
91,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	72,979
200,000	Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	177,884
	TOTAL	856,695
	Consumer Non-Cyclical - Tobacco—0.2%
150,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	121,691
125,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	111,881
115,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	103,613
105,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	120,927
	TOTAL	458,112
	Energy - Independent—0.2%
130,000	Coterra Energy, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/15/2029	135,630
145,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	163,349
150,000	Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	154,898
	TOTAL	453,877
	Energy - Integrated—0.3%
35,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	34,966
175,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2052	157,139
105,000	Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	99,430
185,000	ConocoPhillips Co., Sr. Unsecd. Note, 2.400%, 3/7/2025	182,998
200,000	Suncor Energy, Inc., Sr. Unsecd. Note, 3.750%, 3/4/2051	192,570
	TOTAL	667,103
	Energy - Midstream—0.5%
100,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	95,476
40,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	41,417
15,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	15,409
160,000	Energy Transfer Partners LP, Sr. Unsecd. Note, Series 10Y, 4.950%, 6/15/2028	168,271
200,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.700%, 1/31/2051	183,614
75,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	88,167
115,000	ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	116,352
30,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	30,316
165,000	Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	172,798
	TOTAL	911,820
	Energy - Oil Field Services—0.1%
35,000	Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series B, 144A, 3.000%, 11/15/2029	33,755
115,000	Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series C, 144A, 3.900%, 11/15/2049	112,741
	TOTAL	146,496
	Energy - Refining—0.1%
75,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	76,470
75,000	Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	83,408
100,000	Valero Energy Corp., Sr. Unsecd. Note, 2.800%, 12/1/2031	92,423
	TOTAL	252,301
	Financial Institution - Banking—2.7%
140,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	142,867
235,000	Bank of America Corp., Sr. Unsecd. Note, 2.299%, 7/21/2032	209,472
150,000	Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	138,171

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 450,000	Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	$ 445,788
100,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.922%, 10/24/2031	86,980
100,000	Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	101,905
200,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.200%, 8/16/2023	199,797
100,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.273%, 3/1/2030	96,660
95,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	88,863
180,000	Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	180,523
170,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	171,482
275,000	Citigroup, Inc., Sr. Unsecd. Note, 3.668%, 7/24/2028	275,390
250,000	Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	255,523
40,000	FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	39,780
100,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.948%, 10/21/2027	93,075
500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	433,842
475,000	HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	480,068
120,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.953%, 2/4/2032	105,249
75,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.580%, 4/22/2032	68,815
100,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	94,379
600,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	597,862
325,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	327,824
40,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	34,448
125,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.928%, 4/28/2032	108,193
75,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 3.750%, 12/6/2023	76,440
135,000	Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	130,318
450,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	449,840
	TOTAL	5,433,554
	Financial Institution - Broker/Asset Mgr/Exchange—0.2%
140,000	Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	125,515
150,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	158,950
125,000	Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	126,567
	TOTAL	411,032
	Financial Institution - Finance Companies—0.2%
150,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	138,619
80,000	Air Lease Corp., Sr. Unsecd. Note, 2.200%, 1/15/2027	74,163
75,000	Air Lease Corp., Sr. Unsecd. Note, 2.875%, 1/15/2032	67,241
75,000	AstraZeneca Finance LLC, Sr. Unsecd. Note, 2.250%, 5/28/2031	69,934
	TOTAL	349,957
	Financial Institution - Insurance - Life—0.4%
275,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	281,371
150,000	Lincoln National Corp., Sr. Unsecd. Note, 3.625%, 12/12/2026	152,504
100,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	110,134
100,000	MetLife, Inc., Sr. Unsecd. Note, 4.050%, 3/1/2045	102,619
70,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	64,925
150,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 5/15/2044	160,885
	TOTAL	872,438
	Financial Institution - Insurance - P&C—0.3%
30,000	Chubb INA Holdings, Inc., 3.350%, 5/3/2026	30,440
100,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 1.375%, 9/15/2030	87,248
90,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 2.900%, 9/15/2051	74,312
115,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 3.951%, 10/15/2050	109,112

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - P&C—continued
$ 200,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	$ 305,573
90,000	Travelers Cos., Inc., Sr. Unsecd. Note, 2.550%, 4/27/2050	73,184
	TOTAL	679,869
	Financial Institution - REIT - Apartment—0.4%
250,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	250,099
95,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	91,423
250,000	Mid-America Apartment Communities LP, 4.000%, 11/15/2025	255,502
200,000	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	199,882
	TOTAL	796,906
	Financial Institution - REIT - Healthcare—0.3%
150,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	130,015
200,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	202,010
100,000	Welltower, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2031	93,366
150,000	Welltower, Inc., Sr. Unsecd. Note, 4.250%, 4/1/2026	154,350
	TOTAL	579,741
	Financial Institution - REIT - Office—0.4%
130,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	110,146
625,000	Boston Properties LP, Sr. Unsecd. Note, 3.650%, 2/1/2026	633,959
40,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	35,712
	TOTAL	779,817
	Financial Institution - REIT - Other—0.1%
50,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	45,135
120,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	121,637
100,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	102,631
	TOTAL	269,403
	Financial Institution - REIT - Retail—0.1%
250,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	258,875
	Technology—1.3%
150,000	Apple, Inc., Sr. Unsecd. Note, 2.375%, 2/8/2041	130,993
92,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	93,291
95,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	96,433
26,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.137%, 11/15/2035	22,960
5,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	4,351
75,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.419%, 4/15/2033	70,137
60,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	53,924
100,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	94,440
175,000	Dell International LLC / EMC Corp., 5.850%, 7/15/2025	186,939
100,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	98,862
200,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	209,207
185,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	182,317
80,000	Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	81,281
120,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	114,542
100,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	104,932
45,000	Micron Technology, Inc., Sr. Unsecd. Note, 3.366%, 11/1/2041	40,290
200,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.975%, 2/6/2026	209,720
200,000	Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	203,623
200,000	Oracle Corp., Sr. Unsecd. Note, 3.600%, 4/1/2050	166,368
100,000	Oracle Corp., Sr. Unsecd. Note, 3.650%, 3/25/2041	87,611
100,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	103,246

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 25,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	$ 29,206
40,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	36,781
35,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	30,870
85,000	Vontier Corp., Sr. Unsecd. Note, 1.800%, 4/1/2026	76,962
	TOTAL	2,529,286
	Technology Services—0.2%
100,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	91,126
60,000	Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	55,357
100,000	Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	94,019
45,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	41,596
80,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	72,530
	TOTAL	354,628
	Transportation - Airlines—0.2%
40,000	Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	40,857
100,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 6/15/2027	107,035
130,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	136,629
	TOTAL	284,521
	Transportation - Railroads—0.2%
75,000	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.000%, 4/1/2025	75,744
210,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.500%, 5/1/2050	196,864
65,000	Union Pacific Corp., Sr. Unsecd. Note, 2.375%, 5/20/2031	60,914
100,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	94,760
	TOTAL	428,282
	Transportation - Services—0.4%
65,000	FedEx Corp., Sr. Unsecd. Note, 3.250%, 5/15/2041	58,365
100,000	FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	99,090
80,000	GXO Logistics, Inc., Sr. Unsecd. Note, 144A, 1.650%, 7/15/2026	72,338
80,000	GXO Logistics, Inc., Sr. Unsecd. Note, 144A, 2.650%, 7/15/2031	69,498
200,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 2.700%, 3/14/2023	200,982
200,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 3/1/2023	201,813
	TOTAL	702,086
	Utility - Electric—1.4%
165,000	Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	151,174
50,000	American Electric Power Co., Inc., Jr. Sub. Note, 2.031%, 3/15/2024	49,168
100,000	Berkshire Hathaway Energy Co., Sr. Unsecd. Note, 3.750%, 11/15/2023	101,641
100,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	91,059
65,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	64,918
200,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	194,932
125,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	118,356
125,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	125,034
125,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	130,791
100,000	Enel Finance International SA, Company Guarantee, 144A, 6.000%, 10/7/2039	118,700
175,000	EverSource Energy, Sr. Unsecd. Note, Series N, 3.800%, 12/1/2023	177,653
100,000	Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	110,343
25,000	Exelon Corp., Sr. Unsecd. Note, 144A, 4.100%, 3/15/2052	25,467
100,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	95,828
93,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	92,058
190,000	Kansas City Power And Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	198,127
50,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	50,446

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 200,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.250%, 6/1/2030	$ 183,335
65,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	66,415
300,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	296,325
125,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	114,529
225,000	Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	218,250
	TOTAL	2,774,549
	Utility - Natural Gas—0.5%
225,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	256,264
40,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	36,459
145,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	153,710
130,000	Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	130,739
120,000	Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	127,442
190,000	TransCanada PipeLines Ltd., Sr. Secd. Note, 5.100%, 3/15/2049	222,162
	TOTAL	926,776
	TOTAL CORPORATE BONDS (IDENTIFIED COST $36,380,813)	35,480,023
	U.S. TREASURIES—11.1%
	Treasury Inflation-Indexed Note—0.0%
11,862	U.S. Treasury Inflation-Protected Notes, 1.000%, 2/15/2046	14,462
	U.S. Treasury Bond—2.2%
150,000	United States Treasury Bond, 1.375%, 11/15/2040	122,826
760,000	United States Treasury Bond, 1.625%, 11/15/2050	625,137
800,000	United States Treasury Bond, 2.250%, 2/15/2052	767,000
710,000	United States Treasury Bond, 2.375%, 2/15/2042	684,706
20,000	United States Treasury Bond, 2.750%, 11/15/2047	20,781
1,000	United States Treasury Bond, 3.000%, 11/15/2044	1,062
900,000	United States Treasury Bond, 3.000%, 2/15/2049	990,709
1,100,000	United States Treasury Bond, 3.125%, 5/15/2048	1,230,434
	TOTAL	4,442,655
	U.S. Treasury Note—8.9%
1,350,000	United States Treasury Note, 0.125%, 11/30/2022	1,339,374
500,000	United States Treasury Note, 0.125%, 4/30/2023	491,122
1,900,000	United States Treasury Note, 0.125%, 6/30/2023	1,857,270
2,000,000	United States Treasury Note, 0.250%, 9/30/2023	1,944,649
5,200,000	United States Treasury Note, 0.500%, 3/15/2023	5,143,616
330,000	United States Treasury Note, 0.625%, 7/31/2026	304,552
900,000	United States Treasury Note, 0.625%, 8/15/2030	782,104
400,000	United States Treasury Note, 0.875%, 11/15/2030	354,401
675,000	United States Treasury Note, 1.250%, 12/31/2026	637,787
500,000	United States Treasury Note, 1.375%, 12/31/2028	467,314
1,000,000	United States Treasury Note, 1.375%, 11/15/2031	917,606
400,000	United States Treasury Note, 1.500%, 1/31/2027	382,337
400,000	United States Treasury Note, 1.625%, 5/15/2031	376,720
900,000	United States Treasury Note, 1.750%, 12/31/2024	881,742
775,000	United States Treasury Note, 1.750%, 3/15/2025	758,652
900,000	United States Treasury Note, 2.125%, 11/30/2024	890,971
50,000	United States Treasury Note, 2.250%, 11/15/2027	49,414
40,000	United States Treasury Note, 2.875%, 5/31/2025	40,401

Shares, Principal Amount or Contracts			Value
		U.S. TREASURIES—continued
		U.S. Treasury Note—continued
$ 300,000		United States Treasury Note, 2.875%, 5/15/2028	$ 306,841
		TOTAL	17,926,873
		TOTAL U.S. TREASURIES (IDENTIFIED COST $22,899,192)	22,383,990
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.6%
		Agency Commercial Mortgage-Backed Securities—0.2%
231,867		FHLMC REMIC, Series K105, Class A1, 1.536%, 9/25/2029	217,673
290,000		FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.728%, 10/25/2048	290,036
		TOTAL	507,709
		Commercial Mortgage—0.4%
85,000		Bank 2017-BN8, Class A4, 3.488%, 11/15/2050	85,541
110,000		Bank, Class A4, 3.507%, 3/15/2064	110,652
200,000		Benchmark Mortgage Trust 2020-B19, Class A5, 1.850%, 9/15/2053	179,095
50,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	49,493
200,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	195,213
100,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	99,219
		TOTAL	719,213
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,280,282)	1,226,922
		FOREIGN GOVERNMENTS/AGENCIES—0.2%
		Sovereign—0.2%
200,000		Mexico, Government of, 3.750%, 1/11/2028	203,398
100,000		Poland, Government of, 4.000%, 1/22/2024	102,553
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $301,950)	305,951
		MORTGAGE-BACKED SECURITIES—0.0%
		Government National Mortgage Association—0.0%
4,024		Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	4,351
2,496		Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	2,720
7,059		Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	7,667
7,965		Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	8,682
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $21,529)	23,420
		ADJUSTABLE RATE MORTGAGE—0.0%
		Federal National Mortgage Association—0.0%
1,656	[2]	Federal National Mortgage Association ARM, 2.065%, 9/1/2037 (IDENTIFIED COST $1,668)	1,739
		PURCHASED PUT OPTIONS—0.0%
50,000	[1]	SPDR S&P 500 ETF Trust, Notional Amount $22,582,000, Exercise Price $425. Expiration Date 4/14/2022	38,750
50,000	[1]	SPDR S&P 500 ETF Trust, Notional Amount $45,164,000, Exercise Price $440. Expiration Date 4/8/2022	50,250
100,000	[1]	SPDR S&P 500 ETF Trust, Notional Amount $45,164,000, Exercise Price $445. Expiration Date 4/1/2022	11,500
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $299,283)	100,500
		INVESTMENT COMPANIES—22.7%
487,473		Bank Loan Core Fund	4,616,371
331,702		Emerging Markets Core Fund	2,998,584
930,070		Federated Hermes High Income Bond Fund II, Class P	5,394,406
1,064		Federated Hermes Short-Intermediate Government Fund, Institutional Shares	11,142
3,186,071		Mortgage Core Fund	29,439,300

Shares, Principal Amount or Contracts		Value
	INVESTMENT COMPANIES—continued
392,339	Project and Trade Finance Core Fund	$ 3,397,654
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $46,128,627)	45,857,457
	REPURCHASE AGREEMENT—6.6%
$13,402,000	Interest in $1,592,000,000 joint repurchase agreement 0.30%, dated 3/31/2022 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,592,013,267 on 4/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2050 and the market value of those underlying securities was $1,623,853,532. (IDENTIFIED COST $13,402,000)	13,402,000
	TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $184,248,731)	202,079,376
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[3]	(161,865)
	TOTAL NET ASSETS—100%	$201,917,511
At March 31, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[1]United States Treasury Notes 2-Year Long Futures	25	$5,298,047	June 2022	$(70,953)
[1]United States Treasury Notes 5-Year Long Futures	20	$2,293,750	June 2022	$11,832
1S&P 500 E-Mini Long Futures	147	$33,301,013	June 2022	$2,076,691
Short Futures:
[1]United States Treasury Notes 10-Year Short Futures	117	$14,376,375	June 2022	$436,659
[1]United States Treasury Notes 10-Year Ultra Short Futures	5	$677,344	June 2022	$21,941
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$2,476,170
The average notional value of long and short futures contracts held by the Fund throughout the period was $66,789,505 and $32,709,149, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased put options held by the Fund throughout the period was $292,150. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) or an affiliate of the Co-Advisers. Transactions with affiliated fund holdings during the period ended March 31, 2022, were as follows:
Affiliates	Value as of 12/31/2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 3/31/2022	Shares Held as of 3/31/2022	Dividend Income
Bank Loan Core Fund	$4,642,689	$60,685	$—	$(87,003)	$—	$4,616,371	481,108	$59,309
Emerging Markets Core Fund	$3,587,549	$48,306	$(400,000)	$(234,231)	$(3,040)	$2,998,584	368,332	$54,636
Federated Hermes High Income Bond Fund II, Class P	$6,958,443	$282,542	$(1,275,000)	$(808,955)	$237,376	$5,394,406	1,088,958	$282,542
Federated Hermes Short-Intermediate Government Fund, Institutional Shares	$11,649	$24	$—	$(531)	$—	$11,142	1,062	$26
Mortgage Core Fund	$25,374,632	$5,539,496	$—	$(1,474,828)	$—	$29,439,300	2,599,860	$136,394
Project and Trade Finance Core Fund	$3,423,115	$25,345	$—	$(50,806)	$—	$3,397,654	389,433	$38,809
TOTAL OF AFFILIATED TRANSACTIONS	$43,998,077	$5,956,398	$(1,675,000)	$(2,656,354)	$234,336	$45,857,457	4,928,753	$571,716

1	Non-income-producing security.
2
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Co-Advisers and certain of the Co-Advisers’ affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;

◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$78,936,904	$—	$—	$78,936,904
International	4,360,470	—	—	4,360,470
Debt Securities:
Corporate Bonds	—	35,480,023	—	35,480,023
U.S. Treasuries	—	22,383,990	—	22,383,990
Commercial Mortgage-Backed Securities	—	1,226,922	—	1,226,922
Foreign Governments/Agencies	—	305,951	—	305,951
Mortgage-Backed Securities	—	23,420	—	23,420
Adjustable Rate Mortgages	—	1,739	—	1,739
Purchased Put Options	100,500	—	—	100,500
Repurchase Agreement	—	13,402,000	—	13,402,000
Investment Companies[1]	42,459,803	—	—	45,857,457
TOTAL SECURITIES	$125,857,677	$72,824,045	$—	$202,079,376
Other Financial Instruments:[2]
Assets	$2,547,123	$—	$—	$2,547,123
Liabilities	(70,953)	—	—	(70,953)
TOTAL OTHER FINANCIAL INSTRUMENTS	$2,476,170	$—	$—	$2,476,170

[1]
As permitted by U.S. generally accepted accounting principles, an Investment Company valued at $3,397,654 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Project and Trade
Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

[2]	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
ETF	—Exchange-Traded Fund
FHLMC	—Federal Home Loan Mortgage Corporation
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SPDR	—Standard & Poor’s Depositary Receipt